Equity-accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 164,319	$ 6,700	$ 384,290
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Revenues	2,052,084	980,078	882,650
Income from vessel operations	406,125	258,006	365,472
Realized and unrealized gain (loss) on non-designated derivative instruments	21,664	(17,438)	(10,900)
Net (loss) income	(3,747)	38,646	$ 239,766
Equity Method Investments | Other assets – current
Schedule of Equity Method Investments [Line Items]
Current assets	412,388	370,790
Equity Method Investments | Other assets – non-current
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,957,271	500,108
Equity Method Investments | Other liabilities – current
Schedule of Equity Method Investments [Line Items]
Current liabilities	563,862	593,968
Equity Method Investments | Other liabilities – non-current
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	478,311	751,416
Equity Method Investments | Vessels and Equipment
Schedule of Equity Method Investments [Line Items]
Non-current assets	6,615,077	8,056,504
Cash and restricted cash | Cash
Schedule of Equity Method Investments [Line Items]
Current assets	568,843	555,566
Net investment in direct financing leases
Schedule of Equity Method Investments [Line Items]
Non-current assets	3,000,927	1,973,307
Current portion of long-term debt and obligations related to capital leases
Schedule of Equity Method Investments [Line Items]
Current liabilities	1,106,812	764,098
Long-term debt and obligations related to capital leases
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 6,882,426	$ 5,957,406